Financial risk management objectives and policies - Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 57,937	$ 65,121
Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	122,569	154,500
Assets at amortized cost | Trade receivables, net
Disclosure of detailed information about financial instruments [line items]
Financial assets	48,119	55,873
Assets at amortized cost | Other receivables, net
Disclosure of detailed information about financial instruments [line items]
Financial assets	57,937	65,121
Assets at amortized cost | Non-current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at amortized cost | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at amortized cost | Derivative credit support payments
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,389	11,470
Assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,124	22,036
Assets at FVPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,785	12,933
Assets at FVPL | Trade receivables, net
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at FVPL | Other receivables, net
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at FVPL | Non-current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,076	5,547
Assets at FVPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	709	7,386
Assets at FVPL | Derivative credit support payments
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at FVPL | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0